Summary of Significant Accounting Policies - Summary of Reconciliation of Condensed Balance Sheet (Details)	Sep. 30, 2021 USD ($)
Condensed Financial Information Disclosure [Abstract]
Gross proceeds	$ 230,000,000
Issuance costs allocated to Class A common stock	(13,181,867)
Accretion of carrying value to redemption value	13,181,867
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value	$ 230,000,000